Note 5 - SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Note 5 - Short-Term Bank Deposits Tables
SHORT-TERM BANK DEPOSITS
	As of December 31
	2011	2012

Unrestricted short-term bank deposits	$2,529	$6,210
Restricted short-term bank deposits	12,024	11,217

	$14,553	$17,427